Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders' equity

Note 13 - Shareholders’ Equity:

Common shares

Authorized Capital

As of March 31, 2026, the Company had two classes of common shares - Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares. Our authorized share capital consists of an unlimited number of Class A Multiple Voting Shares and an unlimited number of Xanadu Class B Subordinate Voting Shares, each without a par value.

Voting Rights

Holders of Xanadu Class A Multiple Voting Shares are entitled to ten votes per share and holders of Xanadu Class B Subordinate Voting Shares are entitled to one vote per share on all matters upon which shareholders are entitled to vote.

Conversion Rights

Each Xanadu Class A Multiple Voting Share is convertible at any time, at the option of the holder, into one Xanadu Class B Subordinate Voting Share. Additionally, Xanadu Class A Multiple Voting Shares will automatically convert into Xanadu Class B Subordinate Voting Shares upon any transfer (as defined in the articles of incorporation), subject to certain limited exceptions for permitted holders as outlined in the Company’s articles of incorporation (as amended).

Dividend and Liquidation Rights

The Xanadu Class A Multiple Voting Shares and Xanadu Class B Subordinate Voting Shares rank pari passu with respect to the payment of dividends and the distribution of assets in the event of the liquidation, dissolution, or winding up of the Company. No dividend may be declared or paid on the Xanadu Class A Multiple Voting Shares unless a dividend of the same amount and type is simultaneously declared or paid on the Xanadu Class B Subordinate Voting Shares.

The following table summarizes the number and amount of each class of common shares issued and outstanding as of March 31, 2026 and December 31, 2025:

	March 31, 2026
	Issued and Outstanding	Amount
Class A Multiple Voting shares	255,226,928	$221,495
Class B Subordinate Voting shares	43,284,436	256,679
Total Common Shares	298,511,364	$478,174

	December 31, 2025 As Adjusted (1)
	Issued and Outstanding	Amount
Old Xanadu Convertible Preferred Shares	199,930,069	$213,002
Old Xanadu Voting and Non-Voting Common Shares	55,964,876	7,585
Total Old Xanadu Preferred and Common Shares	255,894,945	$220,587

(1)	Shares have been recast to reflect the Exchange Ratio.

The following table summarizes the changes in issued and outstanding common shares and share capital by class for the three months ended March 31, 2026:

	Old Xanadu Convertible Preferred Shares		Old Xanadu Common Shares		Class A Multiple Voting Shares		Class B Subordinate Voting Shares and Share Capital		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
Balance as of December 31, 2025 as adjusted (1)	199,930,069	$213,002	55,964,876	$7,585	—	$—	—	$—	255,894,945	$220,587
Issuance upon exercise of stock options	—	—	—	—	—	—	1,789,955	1,181	1,789,955	1,181
Issuance of common stock upon exchange of Old Xanadu’s preferred and common stock	(199,930,069)	(213,002)	(55,964,876)	(7,585)	254,709,401	220,098	1,185,544	489	—	—
Reverse Recapitalization and PIPE transaction, net of transaction costs	—	—	—	—	—	—	40,308,937	265,006	40,308,937	265,006
Earn-out share liability at Closing of Reverse Recapitalization	—	—	—	—	—	—	—	(9,997)	—	(9,997)
Warrant Exercise	—	—	—	—	517,527	1,397	—	—	517,527	1,397
Balance as of March 31, 2026	—	—	—	—	255,226,928	$221,495	43,284,436	$256,679	298,511,364	$478,174

(1)	Refer to note in the table above for information related to the prior period recast.

Preferred Shares

We have an unlimited amount of authorized Xanadu Preferred Shares, with no par value. As of March 31, 2026 and December 31, 2025 there were no Xanadu Preferred Shares issued and outstanding.

Warrants to Purchase Common Shares

In connection with the Closing on March 26, 2026, the SFTrust Warrants were exchanged for warrants to purchase Xanadu Class A Multiple Voting Shares and the RBC Warrants were exchanged for warrants to purchase Xanadu Class B Subordinate Voting Shares.

The SFTrust Warrants were exchanged for 519,974 warrants to purchase Xanadu Class A Multiple Voting Shares and the RBC Warrants were exchanged for 157,960 warrants to purchase Xanadu Class B Subordinate Voting Shares, resulting in a total of 677,934 warrants exchanged in the transaction.

5. Shareholders’ equity:

(a)	Common shares:

The following table summarizes the number and amount of common shares authorized and issued and outstanding as of December 31, 2025:

	December 31, 2025
	Authorized	Issued and Outstanding	Amount
Common shares	Unlimited	1	-
Total	Unlimited	1	-

The common shares have one vote per share. Dividends may be declared and paid on common shares, subject in all cases to authorization by the Board of Directors.

The following table summarizes the changes in issued and outstanding common shares for the period ended December 31, 2025:

	Common Shares
	Number	Amount
Balance as of October 2, 2025	1	$-
Balance as of December 31, 2025	1	$-